Summary of Significant Accounting Policies - Impact of Adoption (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use lease assets	$ 44,162	$ 53,444	$ 56,014	$ 0
Lease liabilities	47,888	58,229	63,251	0
Deferred rent				8,927
Prepaid expenses and other assets	$ 37,621	$ 25,792	$ 28,818	28,959
Cumulative Effect, Period of Adoption, Adjustment | Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use lease assets				70,199
Lease liabilities				78,394
Deferred rent				(8,927)
Prepaid expenses and other assets				(732)
Cumulative Effect, Period of Adoption, Adjusted Balance | Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use lease assets				70,199
Lease liabilities				78,394
Deferred rent				0
Prepaid expenses and other assets				$ 28,227